SIGNIFICANT ACCOUNTING POLICIES (Schedule of Disaggregated Revenues By Major Product Line) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total revenues	$ 252,072	$ 234,404	$ 211,369
Products [Member]
Total revenues	86,512	79,909
Services [Member]
Total revenues	110,698	112,778
Subscriptions [Member]
Total revenues	$ 54,862	$ 41,717